Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Total assets	$ 12,241,513	$ 12,610,036
Percentage of revenue to JSAT	50.00%
Other Assets [Member]
Schedule of Investments [Line Items]
Cost method investments	$ 73,700	55,000
Horizons Satellite Holdings [Member]
Schedule of Investments [Line Items]
Total assets	28,800	38,700
Revenue share, net of applicable fees and commissions	$ 5,500	5,400
Horizons-3 Satellite LLC [Member]
Schedule of Investments [Line Items]
Percentage of revenue to JSAT	50.00%
Management authority and equal rights to profits and revenues	50.00%
Capital contribution in percent	50.00%
Payments for advance to affiliate	$ 41,200	27,400
Horizons-3 Satellite LLC [Member] | Other Assets [Member]
Schedule of Investments [Line Items]
Equity method investments	$ 109,900	$ 61,800